Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 792,841	$ 784,604
Accumulated Amortization	(247,266)	(172,065)
Accumulated Impairment Loss	(293,107)	(14,636)
Net Book Value	252,468	597,903
Developed Technology [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	509,827	512,402
Accumulated Amortization	(157,862)	(109,816)
Accumulated Impairment Loss	(203,170)	(11,636)
Net Book Value	148,795	390,950
Patents [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	17,785	15,209
Accumulated Amortization	$ (10,008)	$ (8,136)
Accumulated Impairment Loss
Net Book Value	$ 7,777	$ 7,073
Trademarks and Trade Names [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	60,141	60,046
Accumulated Amortization	(14,463)	$ (9,519)
Accumulated Impairment Loss	(27,698)
Net Book Value	17,980	$ 50,527
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	150,677	148,338
Accumulated Amortization	(41,708)	$ (26,219)
Accumulated Impairment Loss	(34,720)
Net Book Value	74,249	$ 122,119
Non-compete Agreements [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	10,843	10,843
Accumulated Amortization	(5,874)	$ (3,952)
Accumulated Impairment Loss	$ (4,969)
Net Book Value		$ 6,891
Capitalized Software Development Costs [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 21,389	17,290
Accumulated Amortization	(17,351)	$ (14,423)
Accumulated Impairment Loss	(1,379)
Net Book Value	2,659	$ 2,867
In-process Research and Development [Member]
Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 22,179	$ 20,476
Accumulated Amortization
Accumulated Impairment Loss	$ (21,171)	$ (3,000)
Net Book Value	$ 1,008	$ 17,476